Schedule of investments

Delaware Investments® National Municipal Income Fund

June 30, 2020 (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds - 143.81%			Municipal Bonds (continued)
Corporate Revenue Bonds - 17.14%			Corporate Revenue Bonds (continued)
Buckeye Tobacco Settlement			Shoals, Indiana
Financing Authority			(National Gypsum Project)
(Senior)			7.25% 11/1/43 (AMT)	310,000	$326,852
Series A-2 3.00% 6/1/48	1,000,000	$950,800	Suffolk County, New York
Series A-2 4.00% 6/1/48	1,000,000	1,082,510	Tobacco Asset
Central Plains Energy Project			Securitization
Revenue, Nebraska			Series B 5.00% 6/1/32	750,000	775,275
(Project No. 3)			Tobacco Settlement Financing
Series A 5.00% 9/1/36	225,000	294,977	Corporation, Louisiana
Commonwealth Financing			Asset-Backed Note
Authority Revenue,			Series A 5.25% 5/15/35	460,000	494,643
Pennsylvania			Tobacco Settlement Financing
(Tobacco Master			Corporation, New Jersey
Settlement Payment)			Series A 5.00% 6/1/46	130,000	149,274
4.00% 6/1/39 (AGM)	1,015,000	1,131,786	Subordinate Series B
Florida Development Finance			5.00% 6/1/46	335,000	368,008
Surface Transportation			TSASC Revenue, New York
Facilities Revenue			(Settlement) Series A
(Virgin Trains USA			5.00% 6/1/41	60,000	66,152
Passenger Rail Project)			Valparaiso, Indiana
Series A 144A 6.50%			(Pratt Paper Project) 7.00%
1/1/49 (AMT) #•	475,000	419,743	1/1/44 (AMT)	240,000	256,891
Golden State Tobacco
Securitization, California					11,007,495
Series A-1 5.00% 6/1/47	250,000	253,133	Education Revenue Bonds - 22.33%
Louisiana Local Government			Arizona Industrial
Environmental Facilities &			Development Authority
Community Development			Revenue
Authority			(American Charter Schools
(Westlake Chemical)			Foundation Project) 144A
Series A 6.50% 8/1/29	645,000	647,103	6.00% 7/1/47 #	330,000	348,883
Series A-1 6.50% 11/1/35	255,000	258,425	California Educational
M-S-R Energy Authority,			Facilities Authority Revenue
California Gas			(Loma Linda University)
Series B 6.50% 11/1/39	250,000	392,867	Series A 5.00% 4/1/47	500,000	551,395
Series C 7.00% 11/1/34	1,000,000	1,513,790	(Stanford University)
New York Liberty			Series V-1 5.00% 5/1/49	1,000,000	1,669,450
Development Revenue			East Hempfield Township,
(Bank of America Tower at			Pennsylvania Industrial
One Bryant Park Project)			Development Authority
2.625% 9/15/69	250,000	248,433	(Student Services Income -
2.80% 9/15/69	630,000	618,320	Student Housing Project)
New York Transportation			5.00% 7/1/35	1,000,000	1,004,410
Development			Health & Educational Facilities
(Delta Air Lines, Inc. -			Authority of the State of
LaGuardia Airport			Missouri
Terminals C&D			(St. Louis College of
Redevelopment Project)			Pharmacy Project) 5.25%
4.00% 1/1/36 (AMT)	750,000	758,513	5/1/33	500,000	521,670

(continues) NQ- OV9 [6/20] 8/20 (1294509) 1

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Education Revenue Bonds (continued)			Education Revenue Bonds (continued)
Illinois Finance Authority			Swarthmore Borough
Revenue			Authority, Pennsylvania
(CHF - Chicago, L. L. C. -			(Swarthmore College
University Of Illinois at			Project) 5.00% 9/15/32	490,000	$560,119
Chicago Project) Series A			Troy, New York Capital
5.00% 2/15/50	460,000	$461,067	Resource Revenue
(Chicago International			(Rensselaer Polytechnic)
Charter School Project)			Series A 5.125% 9/1/40	600,000	604,578
5.00% 12/1/47	535,000	562,445	University of California
Louisiana Public Facilities			Series AI 5.00% 5/15/32	1,000,000	1,114,710
Authority Revenue			Series AZ 5.25% 5/15/58	465,000	578,274
(Provident Group-Flagship			University of Texas System
Properties) Series A 5.00%			Revenue Financing System
7/1/56	500,000	537,640	Bonds
Massachusetts Development			Series B 5.00% 8/15/49	1,000,000	1,660,510
Finance Agency			Wyoming Community
(Umass Boston Student			Development Authority
Housing Project) 5.00%			Student Housing Revenue
10/1/48	285,000	276,054	(CHF-Wyoming LLC)
New Hope, Texas Cultural			6.50% 7/1/43	250,000	254,755
Education Facilities
(Chief-Collegiate Housing-					14,339,616
Tarleton St. ) Series A			Electric Revenue Bonds - 4.72%
5.00% 4/1/34	1,000,000	1,030,910	JEA Electric System Revenue,
New York City, New York Trust			Florida
For Cultural Resources			Series A 5.00% 10/1/33	355,000	403,866
(Whitney Museum of			Long Island Power Authority,
American Art) 5.00%			New York Electric System
7/1/31	500,000	508,835	Revenue
Philadelphia, Pennsylvania			5.00% 9/1/47	305,000	364,591
Authority for Industrial
Development			Series A 5.00% 9/1/44	250,000	286,567
(1st Philadelphia			Series B 5.00% 9/1/46	130,000	151,259
Preparatory College)			Municipal Electric Authority of
Series A 7.25% 6/15/43	370,000	411,980	Georgia (Plant Vogtle Units
Phoenix, Arizona Industrial			3 & 4 Project)
Development Authority			Series A 5.00% 1/1/56	400,000	464,772
Revenue			Philadelphia, Pennsylvania
(Rowan University Project)			Gas Works Revenue
5.00% 6/1/42	1,000,000	1,039,580	(1998 General Ordinance
Pima County, Arizona			Fifteenth Series) 5.00%
Industrial Development			8/1/47	500,000	571,525
Authority Education			Puerto Rico Electric Power
Revenue			Authority Revenue
(Edkey Charter School			Series A 5.05% 7/1/42 ‡	70,000	48,825
Project) 6.00% 7/1/48	500,000	504,435	Series AAA 5.25%
Private Colleges & Universities			7/1/25 ‡	40,000	28,000
Authority Revenue, Georgia			Series CCC 5.25%
(Mercer University) Series A			7/1/27 ‡	315,000	220,500
5.00% 10/1/32	135,000	137,916	Series WW 5.00% 7/1/28 ‡	305,000	212,737
			Series XX 4.75% 7/1/26 ‡	40,000	27,700

2 NQ- OV9 [6/20] 8/20 (1294509)

(Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Electric Revenue Bonds (continued)			Healthcare Revenue Bonds (continued)
Puerto Rico Electric Power			Capital Trust Agency, Florida
Authority Revenue			(Tuscan Gardens Senior
Series XX 5.25% 7/1/40 ‡	120,000	$84,000	Living Center) Series A
Series XX 5.75% 7/1/36 ‡	150,000	105,750	7.00% 4/1/49	375,000	$281,250
Series ZZ 4.75% 7/1/27 ‡	35,000	24,237	Colorado Health Facilities
Series ZZ 5.25% 7/1/24 ‡	55,000	38,500	Authority Revenue
			(CommonSpirit Health)
		3,032,829	Series A-2 4.00% 8/1/49	1,000,000	1,073,460
Healthcare Revenue Bonds - 31.88%			(Healthcare Facilities -
Alabama Special Care			American Baptist) 8.00%
Facilities Financing			8/1/43	330,000	348,896
Authority-Birmingham			(Sanford Health) Series A
Alabama			5.00% 11/1/44	500,000	596,895
(Methodist Home for the			Cuyahoga County, Ohio
Aging) 6.00% 6/1/50	500,000	507,410	Hospital Revenue
Allegheny County Hospital,			(The Metrohealth System)
Pennsylvania Development			5.50% 2/15/57	1,000,000	1,117,710
Authority			Escambia County Health
(Allegheny Health Network			Facilities Authority Revenue
Obligated Group Issue)			(Healthcare Facilities -
Series A 4.00% 4/1/44	300,000	324,789	Baptist) Series A 4.00%
Arizona Industrial			8/15/50 AGM	540,000	575,354
Development Authority			Idaho Health Facilities
Revenue			Authority Revenue
(Great Lakes Senior Living			(St. Luke’s Health System
Communities LLC Project)			Project) Series A 5.00%
Series A 5.00% 1/1/54	190,000	171,523	3/1/33	1,250,000	1,521,737
Series B 5.00% 1/1/49	70,000	57,624	Kalispell, Montana
Series B 5.125% 1/1/54	85,000	70,119	(Immanuel Lutheran
Berks County, Pennsylvania			Corporation Project)
Industrial Development			Series A 5.25% 5/15/37	700,000	693,770
Authority Revenue			Maine Health & Higher
(Tower Health Project)			Educational Facilities
5.00% 11/1/50	1,000,000	1,106,730	Authority Revenue
Brookhaven Development			(Maine General Medical
Authority Revenue, Georgia			Center) 6.75% 7/1/41	300,000	309,048
(Children’s Healthcare of			Maryland Health & Higher
Atlanta) Series A 4.00%			Educational Facilities
7/1/49	30,000	33,618	Authority
California Health Facilities			(University Of Maryland
Financing Authority			Medical System Issue)
Revenue			Series D 4.00% 7/1/48	255,000	275,071
(Kaiser Permanente)			Miami-Dade County, Florida
Series A1 5.00% 11/1/47	400,000	638,496	Health Facilities Authority
California Statewide			Revenue
Communities Development			(Nicklaus Children’s
Authority			Hospital Project) 5.00%
(Loma Linda University			8/1/47	200,000	229,442
Medical Center) Series A
144A 5.25% 12/1/56 #	760,000	818,596

(continues) NQ- OV9 [6/20] 8/20 (1294509) 3

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)			Healthcare Revenue Bonds (continued)
Michigan Finance Authority			Palomar Health, California
Revenue			5.00% 11/1/39	130,000	$147,536
(Beaumont Health Credit			Tarrant County, Texas Cultural
Group) 5.00% 11/1/44	1,000,000	$1,128,670	Education Facilities Finance
Montgomery County Higher			(Buckner Senior Living -
Education and Health			Ventana Project) 6.75%
Authority			11/15/47	250,000	261,693
(Thomas Jefferson			Washington Health Care
University) 4.00% 9/1/49	750,000	800,670	Facilities Authority Revenue
Moon, Pennsylvania Industrial			(CommonSpirit Health)
Development Authority			Series A-2 5.00% 8/1/38	250,000	298,140
(Baptist Homes Society			Westminster, Maryland
Obligation) 6.125%			(Lutheran Village Millers
7/1/50	750,000	763,365	Grant) Series A 6.00%
New Hope, Texas Cultural			7/1/34	500,000	518,645
Education Facilities			Wisconsin Health &
(Cardinal Bay Inc. )			Educational Facilities
Series A1 5.00% 7/1/51	135,000	124,259	Authority
Series B 4.75% 7/1/51	160,000	118,811	(Covenant Communities,
New Jersey Health Care			Inc. Project) Series B
Facilities Financing			5.00% 7/1/53	1,000,000	908,780
Authority Revenue			Yavapai County, Arizona
(St. Peters University			Industrial Development
Hospital) 6.25% 7/1/35	300,000	310,041	Authority Revenue
(Valley Health System			(Yavapai Regional Medical
Obligated) 4.00% 7/1/44	475,000	520,287	Center) Series A 5.00%
New York State Dormitory			8/1/28	720,000	796,428
Authority					20,471,280
Series A 4.00% 7/1/53	305,000	340,041
(Orange Regional Medical			Lease Revenue Bonds - 7.70%
Center) 144A 5.00%			California State Public Works
12/1/35 #	500,000	578,360	Board Lease Revenue
Orange County, Florida Health			(Various Capital Projects)
Facilities Authority Revenue			Series A 5.00% 4/1/37	1,000,000	1,066,220
(Mayflower Retirement			Idaho State Building Authority
Center)			Revenue
5.00% 6/1/32	400,000	402,932	(Health & Welfare Project)
5.00% 6/1/36	250,000	251,565	Series A 5.00% 9/1/24	110,000	120,502
5.125% 6/1/42	750,000	753,990	Metropolitan Pier &
			Exposition Authority Illinois
Oregon State Facilities			Revenue
Authority Revenue			(McCormick Place
(Peacehealth Project)			Expansion) 4.00%
Series A 5.00% 11/15/29	500,000	562,450	6/15/50	1,375,000	1,312,616
Palm Beach County Health			(Mccormick Place
Facilities Authority, Florida			Expansion) 5.00%
(Sinai Residences Boca			6/15/50	290,000	309,807
Raton Project)			New Jersey Economic
Series A 7.25% 6/1/34	20,000	21,341	Development Authority
Series A 7.50% 6/1/49	105,000	111,738	Series WW 5.25% 6/15/30	1,000,000	1,106,690

4 NQ- OV9 [6/20] 8/20 (1294509)

(Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Lease Revenue Bonds (continued)			Pre-Refunded/Escrowed to Maturity Bonds (continued)
New Jersey Economic			Monroe County, Pennsylvania
Development Authority			Hospital Authority Revenue
(Transit Transportation			(Pocono Medical Center)
Project) Series A 4.00%			Series A 5.00% 1/1/41-22§	500,000	$533,985
11/1/44	500,000	$509,270
Public Finance Authority,					2,445,899
Wisconsin Airport Facilities			Special Tax Revenue Bonds - 15.82%
Revenue			Allentown, Pennsylvania
(AFCO Investors II			Neighborhood
Portfolio) 144A 5.75%			Improvement Zone
10/1/31 (AMT)#	500,000	518,475	Development Authority
			Revenue
		4,943,580	(City Center Project) 144A
Local General Obligation Bonds - 1.88%			5.375% 5/1/42 #	175,000	180,919
Chicago Board of Education,			Guam Government Business
Illinois			Privilege Tax Revenue
5.00% 4/1/42	205,000	217,646	Series B-1 5.00% 1/1/42	540,000	551,977
5.00% 4/1/46	210,000	221,653	Kansas City, Missouri
Chicago, Illinois			Redevelopment Authority
Series A 5.50% 1/1/34	225,000	241,544	Revenue
Series C 5.00% 1/1/38	500,000	529,020	(Convention Centre Hotel
			Project - TIF Financing)
		1,209,863	Series B 144A 5.00%
Pre-Refunded/Escrowed to Maturity Bonds - 3.81%			2/1/40 #	135,000	139,298
JEA Electric System Revenue,			Massachusetts Bay
Florida			Transportation Authority
Series A 5.00%			Senior
10/1/33-23§	645,000	741,756	Series A 5.25% 7/1/29	200,000	273,304
Louisiana Public Facilities			Mosaic District, Virginia
Authority Revenue			Community Development
(Ochsner Clinic Foundation			Authority Revenue
Project) 6.50%			Series A 6.875% 3/1/36	520,000	529,766
5/15/37-21§	105,000	110,610	New Jersey Economic
Metropolitan Transportation			Development Authority
Authority Revenue,			Revenue
New York			(Cigarette Tax)
Series A 5.00%			5.00% 6/15/28	200,000	205,248
11/15/41-21§	190,000	202,411	5.00% 6/15/29	800,000	819,240
(Unrefunded) Series A			New York State Dormitory
5.00% 11/15/41-21§	310,000	330,249	Authority
Monroe County, New York			Series A 5.00% 3/15/33	1,000,000	1,127,290
Industrial Development			Northampton County,
Revenue			Pennsylvania Industrial
(Nazareth College			Development Authority
Rochester Project) 5.50%			Revenue
10/1/41-21§	495,000	526,888	(Route 33 Project) 7.00%
			7/1/32	205,000	219,934

(continues) NQ- OV9 [6/20] 8/20 (1294509) 5

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value		Principal	Value
	Amount°	(US $)		Amount°	(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)			State General Obligation Bonds (continued)
Port Authority of Allegheny			Illinois State
County, Pennsylvania			Series A 5.125% 12/1/29	310,000	$337,633
Special Revenue			5.50% 5/1/39	500,000	563,470
Transportation Refunding			(Rebuild Illinois Program)
5.75% 3/1/29	900,000	$930,411	Series B 4.00% 11/1/39	1,300,000	1,268,163
Public Finance Authority,
Wisconsin Airport Facilities					7,965,650
Revenue			Transportation Revenue Bonds - 24.02%
(American Dream @			Alameda Corridor, California
Meadowlands Project)			Transportation Authority
144A 7.00% 12/1/50 #	380,000	336,444	(2nd Sub Lien) Series B
Puerto Rico Sales Tax			5.00% 10/1/37	430,000	482,232
Financing Revenue			Atlanta, Georgia Department
(Restructured) Series A-1			of Aviation
4.75% 7/1/53	3,475,000	3,579,806	Series B 5.00% 1/1/29	1,000,000	1,131,400
Regional Transportation			California Municipal Finance
District, Colorado Tax			Authority Mobile Home
Revenue			Park Revenue
(Denver Transit Partners)			(LINXS APM Project)
6.00% 1/15/41	500,000	500,855	Series A 5.00% 12/31/47
Sales Tax Securitization,			(AMT)	615,000	695,374
Illinois			Chicago, Illinois O’Hare
Series A 5.00% 1/1/40	500,000	571,570	International Airport
Wyandotte County, Kansas			Revenue
City, Kansas Unified			(General-Senior Lien)
Government Special			Series D 5.25% 1/1/34	1,000,000	1,082,260
Obligation Revenue			Harris County, Texas Toll Road
(Sales Tax - Vacation Village			Authority Revenue
Project A) Series A 5.75%			(Senior Lien) Series A
9/1/32	220,000	194,568	4.00% 8/15/48	500,000	567,320
		10,160,630	Metropolitan Transportation
			Authority Revenue,
State General Obligation Bonds - 12.40%			New York
California State			(Green Bond) Series C-1
5.25% 11/1/40	320,000	324,624	5.25% 11/15/55	750,000	860,033
(Various Purposes)			Metropolitan Washington D.C.
5.00% 4/1/32	270,000	383,546	Airports Authority Dulles
5.00% 10/1/41	440,000	463,091	Toll Road Revenue
5.00% 11/1/47	1,000,000	1,233,820	(Dulles Metrorail and
Commonwealth of Puerto			Capital Improvement
Rico			Projects) Series B 4.00%
Series A 8.00% 7/1/35 ‡	1,325,000	798,313	10/1/49	510,000	550,494
District of Columbia			New Jersey Turnpike Authority
Series A 5.00% 6/1/37	500,000	618,645	Series A 4.00% 1/1/48	1,000,000	1,083,200
Illinois State			Series B 5.00% 1/1/40	250,000	298,807
5.00% 1/1/28	285,000	305,127	New Orleans, Louisiana
5.00% 5/1/36	90,000	93,227	Aviation Board
5.00% 11/1/36	1,170,000	1,236,140	Series B 5.00% 1/1/45
5.00% 2/1/39	160,000	165,390	(AMT)	1,000,000	1,112,690
Series A 5.00% 4/1/38	170,000	174,461

6 NQ- OV9 [6/20] 8/20 (1294509)

(Unaudited)

	Principal	Value	Principal		Value
	Amount°	(US $)	Amount°		(US $)
Municipal Bonds (continued)			Municipal Bonds (continued)
Transportation Revenue Bonds (continued)			Transportation Revenue Bonds (continued)
New York Liberty			Texas Private Activity Bond
Development Revenue			Surface Transportation
(1 World Trade Center Port			Corporate Senior Lien
Authority Construction)			Revenue
5.00% 12/15/41	500,000	$525,155	6.75% 6/30/43 (AMT)	225,000	$256,041
New York Transportation			7.00% 12/31/38 (AMT)	165,000	189,290
Development			Triborough Bridge & Tunnel
(La Guardia Airport)			Authority Revenue, New
Series A 5.25% 1/1/50			York
(AMT)	700,000	759,360	(MTA Bridges And Tunnels)
Pennsylvania Turnpike			Series A 5.00% 11/15/49	350,000	439,243
Commission Subordinate			Virginia Small Business
Series A-1 5.00% 12/1/43	500,000	552,285	Financing Authority
Series A-1 5.00% 12/1/47	210,000	244,593	(Transform 66 P3 Project)
Port Authority of New York &			5.00% 12/31/56 (AMT)	235,000	259,001
New Jersey Special Project					15,425,078
(JFK International Air
Terminal) 6.50% 12/1/28	500,000	504,005	Water & Sewer Revenue Bonds - 2.11%
Salt Lake City, Utah Airport			New York City, New York
Revenue			Water & Sewer System
Series B 5.00% 7/1/42	625,000	744,106	Revenue
South Jersey Port, New Jersey			Series GG-1 4.00%
(Subordinated Marine			6/15/50	500,000	585,340
Terminal Revenue)			(Unrefunded Balance)
Series A 5.00% 1/1/49	85,000	91,570	5.00% 6/15/47	185,000	205,607
			Philadelphia, Pennsylvania
Series B 5.00% 1/1/42			Water & Wastewater
(AMT)	85,000	90,173	Revenue
Series B 5.00% 1/1/48			Series A 5.00% 7/1/45	500,000	563,350
(AMT)	195,000	204,965
St. Louis, Missouri Airport					1,354,297
Revenue			Total Municipal Bonds
(Lambert St. Louis			(cost $88,797,495)		92,356,217
International) 5.00%
7/1/32 (AMT)	1,000,000	1,065,900	Short-Term Investments - 0.78%
Texas Private Activity Bond
Surface Transportation			Variable Rate Demand Notes - 0.78%¤
Corporate Senior Lien			Mississippi Business Finance
Revenue			Corporation Gulf
(Blueridge Transportation			Opportunity Zone Industrial
Group)			Development Revenue
5.00% 12/31/40 (AMT)	110,000	115,867	(Chevron USA Project)
5.00% 12/31/45 (AMT)	110,000	115,018	Series H 0.11% 11/1/35	100,000	100,000
5.00% 12/31/50 (AMT)	160,000	166,726	Series K 0.11% 11/1/35	400,000	400,000
(LBJ Infrastructure) 7.50%			Total Short-Term
6/30/33	665,000	668,950	Investments
(NTE Mobility Partners			(cost $500,000)		500,000
Segments 3 LLC Segment
3C Project) 5.00%			Total Value of Securities - 144.59%
6/30/58 (AMT)	500,000	569,020	(cost $89,297,495)		92,856,217
(NTE Mobility Partners)

(continues) NQ- OV9 [6/20] 8/20 (1294509) 7

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

Liquidation Value of			° Principal amount shown is stated in USD unless noted that the security
	Preferred		is denominated in another currency.
	Stock - (46.71%)	(30,000,000)	‡ Non-income producing security. Security is currently in default.
Receivables and Other			• Variable rate investment. Rates reset periodically. Rate shown reflects
	Assets Net of		the rate in effect at June 30, 2020. For securities based on a published
	Liabilities - 2.12%	1,364,699	reference rate and spread,the reference rate and spread are indicated
Net Assets Applicable to			intheirdescriptionabove. Thereferenceratedescriptions(i. e. LIBOR03M,
	4,528,443 Shares		LIBOR06M,etc. ) used in this report are identical for different securities,
	Outstanding - 100.00%	$64,220,916	but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on
#	Security exempt from registration under Rule 144A of the Securities		a published reference rate and spread but are determined by the
	Act of 1933, as amended. At June 30, 2020, the aggregate value		issuer or agent and are based on current market conditions, or for
	of Rule 144A securities was $3,340,718, which represents 5.20%		mortgage-backed securities,are impacted by the individual mortgages
	of the Fund’s net assets.		which are paying off over time. These securities do not indicate a
¤	Tax-exempt obligations that contain a floating or variable interest		reference rate and spread in their description above.
rate adjustment formula and an unconditional right of demand to
	receive payment of the unpaid principal balance plus accrued interest		Summary of abbreviations:
	upon a short notice period (generally up to 30 days) prior to specified		AGM - Insured by Assured Guaranty Municipal Corporation
	dates either from the issuer or by drawing on a bank letter of credit,		AMT - Subject to Alternative Minimum Tax
	a guarantee, or insurance issued with respect to such instrument.		ICE - Intercontinental Exchange
	Each rate shown is as of June 30, 2020.		LIBOR - London Interbank Offered Rate
§	Pre-refunded bonds. Municipal bonds that are generally backed or		LIBOR03M - ICE LIBOR USD 3 Month
	secured by US Treasury bonds. For pre-refunded bonds, the stated		LIBOR06M - ICE LIBOR USD 6 Month
	maturity is followed by the year in which the bond will be		USD - US Dollar
pre-refunded.

8 NQ- OV9 [6/20] 8/20 (1294509)